FINANCING RECEIVABLES AND OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Unguaranteed residual value for sales-type leases	$ 5,929	$ 3,718	$ 4,222
Unguaranteed residual value of operating lease equipment net	932	1,346
Operating leases	17,900	15,400
Gain on sale of financing receivables	28,900	19,000	16,100
Proceeds from sale of financing receivables	634,900	762,600	$ 706,000
Deferred revenue for servicing obligation	$ 300	400
Minimum [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Financing receivables and operating leases term	2 years
Financing receivables and operating leases term	3 years
Maximum [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Financing receivables and operating leases term	6 years
Financing receivables and operating leases term	4 years
Asset Pledged as Collateral [Member] | Notes Payable [Member] | Nonrecourse [Member]
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Finance receivables	$ 42,900	45,800
Operating leases	$ 600	$ 2,800